Premises and Equipment - Rent Commitments Under Non-cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 537
2018	362
2019	319
2020	104
2021	56
Thereafter	23
Total	$ 1,401